Summary of Significant Principal Accounting Policies (Useful lives of Intangible assets) (Details)	Dec. 31, 2025
Internally developed software | Minimum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	3 years
Internally developed software | Maximum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	10 years
Trademark
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	10 years
Supplier relationship
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	10 years
Customer relationship | Minimum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	2 years
Customer relationship | Maximum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	10 years
Brand | Minimum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	3 years
Brand | Maximum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	10 years
Technology | Minimum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	3 years
Technology | Maximum
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	5 years